UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 1.0%	Jefferson County, Alabama, Limited Obligation School Warrants, Series
	A, 5.50%, 1/01/22	$ 2,170	$ 1,434,934
Arkansas - 4.7%	Arkansas State Development Finance Authority, M/F Mortgage Revenue
	Refunding Bonds, Series C, 5.35%, 12/01/35 (a)(b)	7,420	7,045,067
California - 17.1%	California State Public Works Board, Lease Revenue Bonds (Department
	of General Services - Capitol East End Complex),
	Series A, 5%, 12/01/27 (c)	2,000	1,820,080
	East Side Union High School District, California, Santa Clara County, GO
	(Election of 2002), Series B, 5%, 8/01/27 (a)(d)	1,800	1,749,222
	Eastern Municipal Water District, California, Water and Sewer, COP,
	Series H, 5%, 7/01/35	900	847,197
	Modesto, California, Schools Infrastructure Financing Agency, Special
	Tax Bonds, 5.50%, 9/01/36 (c)	2,565	1,990,030
	San Pablo, California, Joint Powers Financing Authority, Tax Allocation
	Revenue Refunding Bonds, 5.658%, 12/01/24 (a)(e)	2,635	958,481
	San Pablo, California, Joint Powers Financing Authority, Tax Allocation
	Revenue Refunding Bonds, 5.659%, 12/01/25 (a)(e)	2,355	789,231
	San Pablo, California, Joint Powers Financing Authority, Tax Allocation
	Revenue Refunding Bonds, 5.659%, 12/01/26 (a)(e)	2,355	728,213
	Santa Ana, California, Unified School District, GO, 5%, 8/01/32 (a)	4,265	3,940,135
	Stockton, California, Public Financing Revenue Bonds (Redevelopment
	Projects), Series A, 5.25%, 9/01/31 (f)	2,140	1,665,733
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (g)	2,180	2,017,852
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), Series A, 5%, 9/01/38 (g)	2,800	2,547,160
	Vista, California, COP (Community Projects), 5%, 5/01/37 (a)	3,600	2,965,176
	West Contra Costa, California, Unified School District, GO, Series C, 5%,
	8/01/21 (a)(d)	3,480	3,568,670

			25,587,180

Colorado - 7.7%	Aurora, Colorado, COP, 5.75%, 12/01/10 (c)(h)	10,620	11,554,879

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	M/F	Multi-Family
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
District of Columbia -	District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust
1.6%	Fund - New Communities Project), Series A, 5%, 6/01/32 (a)	$ 1,500	$ 1,295,940
	District of Columbia, Water and Sewer Authority, Public Utility Revenue
	Refunding Bonds, Senior Lien, Series A, 6%, 10/01/35	1,045	1,093,258
			2,389,198
Florida - 22.2%	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series E, 5.90%, 10/01/39 (i)(j)(k)	1,470	1,484,391
	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (g)	3,225	3,046,948
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
	Company Project), Series B, 5.15%, 9/01/25	700	692,468
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Baptist Medical Center Project), 5%, 8/15/37 (g)	4,515	3,957,172
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%,
	11/01/38 (l)	3,750	3,426,337
	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A,
	5%, 4/01/32 (c)	2,925	2,144,552
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/41 (g)	3,900	3,280,875
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/26 (l)	5,000	5,014,100
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
	5.25%, 5/01/31 (l)	1,400	1,334,550
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.239%, 10/01/37 (a)(e)	2,225	288,649
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th
	Cent Contract Payments), Series A, 5.25%, 11/01/38 (l)	2,000	1,866,160
	Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125%,
	12/01/28 (c)	3,850	3,171,168
	Seminole County, Florida, Water and Sewer Revenue Bonds,
	5%, 10/01/31	3,750	3,569,063
			33,276,433
Illinois - 11.5%	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/19 (a)	1,875	1,889,400
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Refunding Bonds, Third Lien, Series A, 5%, 1/01/31 (a)	1,000	891,180
	Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
	Series A, 5%, 1/01/33 (g)	8,000	7,471,040
	Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue
	Bonds (Federal Transit Administration Section 5309 Formula Funds),
	Series A, 6%, 6/01/26 (l)	2,000	2,188,900
	Illinois State, GO, First Series, 6%, 1/01/18 (d)	4,500	4,677,840
	Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School
	District Number 220, GO, 5.75%, 12/01/19 (d)	45	47,524
			17,165,884

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Indiana - 6.1%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
	Series A, 5%, 1/01/37 (a)	$ 4,460 $	3,958,072
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
	Series A, 5%, 1/01/42 (a)	6,000	5,227,200

			9,185,272

Kentucky - 0.4%	Kentucky Economic Development Financing Authority, Louisville Arena
	Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1,
	6%, 12/01/38 (l)	650	646,360

Massachusetts - 1.7%	Massachusetts State, HFA, Housing Development Revenue Refunding
	Bonds, AMT, Series A, 5.15%, 6/01/11 (a)	315	318,424
	Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds,
	AMT, Series C, 5.50%, 7/01/32 (g)	2,440	2,238,749

			2,557,173

Michigan - 5.3%	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT, Series
	A, 5.50%, 6/01/30 (m)	2,000	1,626,380
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT, Series
	B, 5.65%, 9/01/29 (m)	1,500	1,367,400
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding
	Bonds (Detroit Edison Company Pollution Control Project), AMT, Series
	C, 5.65%, 9/01/29 (m)	3,500	2,925,230
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,910	1,951,562

			7,870,572

Minnesota - 3.8%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds
	(Fairview Health Services), Series B, 6.50%, 11/15/38 (l)	1,325	1,399,491
	Sauk Rapids, Minnesota, Independent School District Number 47, GO,
	Series A, 5.65%, 2/01/19 (a)	4,015	4,288,221

			5,687,712

Missouri - 6.3%	Cape Girardeau, Missouri, School District Number 063, GO (Missouri
	Direct Deposit Program), 5.50%, 3/01/18 (d)	2,000	2,077,180
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/11 (g)(h)	5,510	6,007,774
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/14 (g)	360	382,280
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/15 (g)	405	430,065
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/16 (g)	215	228,306
	Mehlville, Montana, School District Number R-9, COP, Series A, 5.50%,
	3/01/17 (g)	280	297,329

			9,422,934

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Nevada - 5.2%	Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax),
	AMT, Series C, 5.375%, 7/01/20 (c)	$ 1,000	$ 969,270
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds (Las
	Vegas McCarran International), AMT, Series A-1, 5%, 7/01/23 (c)(g)	1,750	1,579,480
	Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%,
	7/01/38	5,000	5,298,500
			7,847,250
New Jersey - 6.6%	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
	5.25%, 7/01/33 (a)	6,700	6,271,334
	New Jersey State Transportation Trust Fund Authority, Transportation
	System Revenue Bonds, Series A, 5.625%, 12/15/28	3,500	3,635,450
			9,906,784
New York - 6.7%	New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	1,400	1,335,040
	New York City, New York, GO, Series E, 5%, 11/01/17 (g)	4,000	4,501,080
	New York City, New York, Sales Tax Asset Receivable Corporation
	Revenue Bonds, Series A, 5.25%, 10/15/27 (c)	4,095	4,208,390
			10,044,510
Oregon - 1.0%	Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation
	Bonds (Oregon Convention Center), Series A, 5.75%, 6/15/15 (c)	1,400	1,454,502
Rhode Island - 5.4%	Providence, Rhode Island, Redevelopment Agency Revenue Refunding
	Bonds (Public Safety and Municipal Buildings), Series A,
	5.75%, 4/01/10 (c)(h)	5,000	5,346,800
	Rhode Island State Health and Educational Building Corporation Revenue
	Bonds (Rhode Island School of Design), Series D, 5.50%, 8/15/31 (m)	2,870	2,724,376
			8,071,176
South Carolina - 0.1%	Medical University Hospital Authority, South Carolina, Hospital Facilities
	Revenue Refunding Bonds, Series A, 5.25%, 2/15/25 (a)(b)	120	113,994
Texas - 13.2%	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
	AMT, Series B, 6%, 11/01/23 (a)	700	700,287
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), Series B, 7.25%, 12/01/35	600	626,490
	North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, 5.75%, 1/01/40 (a)	6,710	6,322,632
	North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, Series B, 5.75%, 1/01/40 (a)	6,275	5,912,744
	North Texas Tollway Authority, System Revenue Refunding Bonds, Series
	A, 5.625%, 1/01/33 (a)	6,585	6,241,197
			19,803,350
Virginia - 1.1%	Virginia State Public School Authority, Special Obligation School
	Financing Bonds (Fluvanna County), 6.50%, 12/01/35	1,500	1,655,835

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value
Washington - 2.5%	Chelan County, Washington, Public Utility District Number 001,
	Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A,
	5.45%, 7/01/37 (c)	$ 2,310	$ 1,890,134
	Snohomish County, Washington, Public Utility District Number 001,
	Electric Revenue Bonds, 5.50%, 12/01/22 (g)	1,810	1,899,649
			3,789,783
Wisconsin - 0.3%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Blood Center of Southeastern Wisconsin Project), 5.50%, 6/01/24	500	458,225
	Total Municipal Bonds - 131.5%		196,969,007
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (n)
California - 5.8%	Palomar Pomerado Health Care District, California, GO (Election of
	2004), Series A, 5.125%, 8/01/37 (a)	4,340	4,260,231
	San Jose, California, GO (Libraries, Parks and Public Safety Projects),
	5%, 9/01/30 (a)	1,259	1,237,165
	Sequoia, California, Unified High School District, GO, Refunding, Series
	B, 5.50%, 7/01/35 (g)	3,149	3,191,330
			8,688,726
Colorado - 3.2%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (g)	5,610	4,840,140
Florida - 4.5%	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series A-2, 6%, 9/01/40 (i)(j)(k)	2,505	2,676,267
	Saint Petersburg, Florida, Public Utilities Revenue Refunding Bonds, 5%,
	10/01/35 (a)	4,302	4,031,263
			6,707,530
Georgia - 2.7%	Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/34 (g)	4,000	4,023,040
Illinois - 1.7%	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%,
	11/01/33 (g)	2,509	2,502,093
Massachusetts - 7.5%	Massachusetts Bay Transportation Authority, Sales Tax Revenue
	Refunding Bonds, Senior Series A, 5%, 7/01/35	3,375	3,287,959
	Massachusetts State School Building Authority, Dedicated Sales Tax
	Revenue Bonds, Series A, 5%, 8/15/30 (g)	8,008	8,025,927
			11,313,886
Virginia - 1.0%	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
	Sub-Series H-1, 5.35%, 7/01/31 (a)	1,500	1,500,270
Washington - 2.7%	Bellevue, Washington, GO, Refunding, 5.50%, 12/01/39 (a)	4,002	4,039,838
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 29.1%		43,615,523
	Total Long-Term Investments (Cost - $257,645,763) - 160.6%		240,584,530
	Short-Term Securities
California - 3.3%	Los Angeles County, California, Metropolitan Transportation Authority,
	Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior
	Series A, 6%, 2/05/09 (a)(o)	5,000	5,000,000

BlackRock MuniHoldings Insured Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value
Money Market Fund -	Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (p)(q)
6.1%		9,120,732	$ 9,120,732
	Total Short-Term Securities
	(Cost - $14,120,732) - 9.4%		14,120,732
	Total Investments (Cost - $266,766,495*) - 170.0%		254,705,262
	Other Assets Less Liabilities - 10.1%		15,073,481
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (17.2)%		(25,767,205)
	Preferred Shares, at Redemption Value - (62.9)%		(94,213,760)
	Net Assets Applicable to Common Shares - 100.0%		$ 149,797,778

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 239,685,990
	Gross unrealized appreciation	$ 5,683,189
	Gross unrealized depreciation	(16,243,189)
	Net unrealized depreciation	$ (10,560,000)

(a) MBIA Insured.
(b) FHA Insured.
(c) AMBAC Insured.
(d) FGIC Insured.
(e) Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.
(g) FSA Insured.
(f) Radian Insured.
(h) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i) FHLMC Collateralized.
(j) FNMA Collateralized.
(k) GNMA Collateralized.
(l) Assured Guaranty Insured.
(m) XL Capital Insured.
(n) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(o) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.
(p) Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	1,099,911	$ 76,486

BlackRock MuniHoldings Insured Fund, Inc. Schedule of Investments January 31, 2009 (Unaudited)

  Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 9,120,732
Level 2	245,584,530
Level 3	-
Total	$ 254,705,262

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: March 25, 2009